CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

COMMON STOCKS - 92.1%	Shares	Value
Communications - 5.2%
AT&T, Inc.(a)	48,000	$ 1,092,960
Comcast Corporation - Class A	27,000	1,013,310
Verizon Communications, Inc.	26,000	1,039,740
		3,146,010
Consumer Discretionary - 6.1%
Best Buy Company, Inc.	16,500	1,415,700
Genuine Parts Company	8,395	980,200
Home Depot, Inc. (The)	1,100	427,889
Tapestry, Inc.(a)	12,900	842,757
		3,666,546
Consumer Staples - 14.4%
Conagra Brands, Inc.	34,000	943,500
Dollar General Corporation	8,000	606,560
J M Smucker Company (The)	8,700	958,044
Kellanova	14,000	1,133,580
Kimberly-Clark Corporation(a)	9,500	1,244,880
Mondelez International, Inc. - A	19,500	1,164,735
Philip Morris International, Inc.(a)	12,000	1,444,200
Target Corporation	9,000	1,216,620
		8,712,119
Energy - 9.9%
Chevron Corporation	8,400	1,216,656
ConocoPhillips	10,200	1,011,534
Devon Energy Corporation	23,500	769,155
Exxon Mobil Corporation(a)	9,000	968,130
Schlumberger N.V.	15,500	594,270
Shell PLC - ADR	22,250	1,393,963
		5,953,708
Financials - 14.6%
Bank of New York Mellon Corporation (The)(a)	12,500	960,375
JPMorgan Chase & Company(a)	8,100	1,941,651
MetLife, Inc.(a)	6,600	540,408
Prudential Financial, Inc.	9,000	1,066,770
Travelers Companies, Inc. (The)(a)	1,500	361,335
Truist Financial Corporation	28,000	1,214,640
US Bancorp	20,500	980,515
Wells Fargo & Company(a)	24,500	1,720,880
		8,786,574

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2024

COMMON STOCKS - 92.1% (Continued)	Shares	Value
Health Care - 12.7%
Bristol-Myers Squibb Company	22,100	$ 1,249,976
CVS Health Corporation	34,000	1,526,260
Johnson & Johnson	9,800	1,417,276
Medtronic PLC	15,700	1,254,116
Merck & Company, Inc.(a)	10,700	1,064,436
Pfizer, Inc.	42,500	1,127,525
		7,639,589
Industrials - 8.4%
Emerson Electric Company(a)	10,200	1,264,086
Lockheed Martin Corporation - B	750	364,454
RTX Corporation(a)	7,400	856,328
Stanley Black & Decker, Inc.	13,000	1,043,770
United Parcel Service, Inc. - B	12,105	1,526,441
		5,055,079
Materials - 3.4%
Dow, Inc.	22,000	882,860
International Flavors & Fragrances, Inc.	6,700	566,485
PPG Industries, Inc.	5,000	597,250
		2,046,595
Real Estate - 1.2%
Ventas, Inc(a)	12,800	753,792

Technology - 10.1%
Broadcom, Inc.(a)	4,000	927,360
Cisco Systems, Inc.(a)	27,500	1,628,000
Fidelity National Information Services, Inc.	7,000	565,390
Hewlett Packard Enterprise Company(a)	45,000	960,750
HP, Inc.(a)	39,000	1,272,570
International Business Machines Corporation(a)	3,250	714,448
		6,068,518
Utilities - 6.1%
Atmos Energy Corporation(a)	4,100	571,007
Duke Energy Corporation	10,800	1,163,592
National Fuel Gas Company	12,000	728,160
NiSource, Inc.	33,000	1,213,080
		3,675,839

Total Common Stocks (Cost $42,243,297)		$ 55,504,369

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2024

MONEY MARKET FUNDS - 9.0%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.35%(b) (Cost $5,445,908)	5,445,908	$ 5,445,908

Total Investments at Value - 101.1% (Cost $47,689,205)		$ 60,950,277

Liabilities in Excess of Other Assets - (1.1%)		(634,962)

Net Assets - 100.0%		$ 60,315,315

ADR	- American Depositary Receipt.

(a)       Security covers a written call option. The total value of securities as of December 31, 2024 was $21,130,353.

(b)       The rate shown is the 7-day effective yield as of December 31, 2024.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2024 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts(c)	Notional Value	Strike Price	Expiration Date	Value of Options
AT&T Inc.	221	$ 503,217	$ 24.00	04/20/25	$ 12,155
Atmos Energy Corp.	41	571,007	150.00	04/21/25	5,822
Bank New York Mellon Corp	125	960,375	77 .50	03/24/25	40,625
Broadcom Inc.	40	927,360	180.00	01/20/25	217,280
Cisco Systems Inc.	123	728,160	65.00	06/23/25	17,835
Emerson Electric Co.	33	408,969	125.00	01/20/25	6,270
Emerson Electric Co.	69	855,117	135.00	06/23/25	31,050
Exxon Mobil Corp.	65	699,205	135.00	04/20/25	1,625
Hewlett Packard Enterprises	208	444,080	25.00	05/19/25	13,936
HP, Inc.	165	538,395	40.00	05/19/25	7,590
International Business Machines Corp.	32	703,456	220.00	03/24/25	40,320
JPMorgan Chase & Co.	40	958,840	230.00	03/24/25	67,480
Kimberly-Clark Corp.	51	668,304	155.00	04/20/25	5,100
Merck & Co., Inc.	65	646,620	140.00	01/20/25	65
Metlife Inc.	66	540,408	92.50	06/23/25	11,220
Philip Morris International, Inc.	68	818,380	130.00	03/24/25	11,900
Raytheon Technologies Corp.	74	856,328	125.00	02/24/25	10,730
Tapestry Inc.	129	842,757	60.00	05/19/25	148,350
Travelers Cos., Inc.	15	361,335	240.00	01/20/25	6,795
Ventas, Inc.	128	753,792	65.00	02/24/25	3,840
Wells Fargo & Co.	141	990,384	70.00	04/20/25	71,910
		14,776,489			731,898

Total Covered Written Call Options (Premiums received $515,761)		$ 14,776,489			$ 731,898

(c)       Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.